Revenue (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Revenue [Line Items]
Digital asset management fees	$ 40,002	$ 59,613
Digital asset other revenue	2,362	5,587
Digital Asset [Member]
Revenue [Line Items]
Digital asset management fees	33,200	52,500
Digital asset other revenue	$ 9,900	$ 17,000